PATENT AND TRADEMARKS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
PATENT RIGHTS AND TRADEMARKS

On April 26, 2010, the Company acquired from an officer and shareholder the technical contributions and assignment of all exclusive rights to and for the SampleMD patent in exchange for 300,000 shares of common stock to be granted at the discretion of the seller in addition to 200,000 stock options valued at $360,000. The shares were valued on the grant date at $570,000 and have been recorded as a payable to the related party.

The Company has capitalized costs in purchasing and defending the SampleMD patent, which consisted of the following as of March 31, 2014 and December 31, 2013:

	2014	2013
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	111,707	87,993
New patents and trademarks	72,178	62,595
Accumulated amortization	(210,268)	(194,638)
Patent rights and intangible assets, net	$903,617	$885,950

The Company began amortizing the patent, using the straight-line method over the estimated useful life of 17 years, once it was put into service in July 2010. In 2013, the Company began incurring costs related to defense of the patent. These costs have been capitalized and will be amortized using the straight-line method over the remaining useful life of the original patent. Amortization expense was $15,630 and $14,132 for the three months ended March 31, 2014 and 2013, respectively.

On April 26, 2010, the Company acquired from an officer and shareholder the technical contributions and assignment of all exclusive rights to and for the SampleMD patent in exchange for 300,000 shares of common stock to be granted at the discretion of the seller in addition to 200,000 stock options valued at $360,000. The shares were valued on the grant date at $570,000 and have been recorded as a payable to the related party.

The Company has capitalized costs in purchasing and defending the SampleMD patent, which consisted of the following as of December 31, 2013 and 2012:

	2013	2012
Patent rights and intangible assets	$930,000	$930,000
Patent defense costs	87,993	0
New patents and trademarks	62,595	0
Accumulated amortization	(194,638)	(136,764)
Patent rights and intangible assets, net	$885,950	$793,236

The Company began amortizing the patent, using the straight-line method over the estimated useful life of 17 years, once it was put into service in July 2010. In 2013, the Company began incurring costs related to defense of the patent. These costs have been capitalized and will be amortized using the straight-line method over the remaining useful life of the original patent. Amortization expense was $57,874 and $54,705 for the years ended December 31, 2013 and 2012, respectively.